Share-Based Compensation (Summary of Stock Option Activity) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Remaining Contractual Term
Outstanding, Aggregate Intrinsic Value		¥ 0		¥ 0
Equity Option [Member]
Number of Options
Outstanding, beginning balance	7,577,198	12,852,197	16,574,854
Granted	0	0	0
Forfeited	(278,165)	(148,965)	(1,118,589)
Expired	0	0	(59,813)
Exercised	(4,278,483)	(5,126,034)	(2,544,255)
Outstanding, ending balance	3,020,550	7,577,198	12,852,197	16,574,854
Vested and expected to vest	2,978,154
Exercisable	2,553,542
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	¥ 1.0	¥ 1.1	¥ 2.2	¥ 3.5
Vested and expected to vest	0.9
Exercisable	¥ 0.6
Weighted Average Remaining Contractual Term
Outstanding	5 years 7 months 6 days	6 years 3 months 18 days	7 years 2 months 12 days	8 years
Vested and expected to vest	5 years 7 months 6 days
Exercisable	5 years 6 months
Outstanding, Aggregate Intrinsic Value			¥ 0
Exercised, Aggregate Intrinsic Value	¥ 476,741	¥ 269,696	¥ 50,199
Vested and expected to vest, Aggregate Intrinsic Value	196,655
Exercisable, Aggregate Intrinsic Value	¥ 169,475